Stock Warrants (Details Narrative) - USD ($)	Jun. 11, 2021	May 04, 2021
MBotbol [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants issued (in Shares)		500,000
Warrants conversion percentage		10.00%
Subordinated convertible debenture amount (in Dollars)		$ 25,000
Common stock exercise price per share		$ 0.05
Legacy Tech Partners LLC LTP [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants issued (in Shares)	6,586,500
Warrants conversion percentage	10.00%
Subordinated convertible debenture amount (in Dollars)	$ 330,000
Common stock exercise price per share	$ 0.05